INCOME TAXES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance as of December 31, 2011	$ 2,557	$ 2,106
Increase due to consolidation of Sapiens	1,566
Increase related to current year tax positions		1,363
Increase related to prior years tax positions	66
Decrease related to prior years tax positions	(401)	(512)
Decrease due to deconsolidation of Sapiens		(400)
Settlement with tax authorities	(925)
Balance as of December 31, 2012	$ 2,863	$ 2,557